BOARD OF DIRECTORS - Schedule of long term incentive plan of former members of the board of management (Details)	12 Months Ended				48 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2022 shares	Apr. 04, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserved (in shares)	93,406,531				93,406,531	90,326,043
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	8,179,538	8,451,788	1,035,000	2,562,857	20,229,183
Forfeited (in shares)					(659,856)
Not vested (in shares)					(5,687,866)
Dr. Sijmen de Vries | Board of Management | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	2,363,455	1,337,888	0	201,050
Settled (in shares)	0	0	0	(20,306)
Forfeited (in shares)	0	0	0	0
Not vested (in shares)	0	0	0	(180,744)
Reserved (in shares)	2,363,455	1,337,888	0	0	2,363,455